Pension and Postretirement Expense Level 4 (Details) - U.S. Pension Plan Investments Measured at Fair Value (United States Pension Plans of US Entity, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Large Cap Equity Funds	$ 56	$ 75
Small mid Cap Equity Funds	17	17
Other International Equity	39	17
Debt Securities Fixed Income	111	89
Cash, Money Market and Other	2	2
Fair value of plan assets at end of year	225	200	207
Fair Value, Inputs, Level 1 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 2 [Member]
Large Cap Equity Funds	56	75
Small mid Cap Equity Funds	17	17
Other International Equity	39	17
Debt Securities Fixed Income	111	89
Cash, Money Market and Other	2	2
Fair value of plan assets at end of year	225	200
Fair Value, Inputs, Level 3 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Fair value of plan assets at end of year	$ 0	$ 0